Organization and Significant Accounting Policies, Stock-Based Compensation Expense (Details)	12 Months Ended
Dec. 31, 2017
RSUs [Member]
Stock-Based Compensation [Abstract]
Vesting period	4 years
2015 Equity Incentive Plan [Member] | Employee Stock Options [Member]
Stock-Based Compensation [Abstract]
Vesting period	4 years
Award term	10 years
2015 Equity Incentive Plan [Member] | Employee Stock Options [Member] | One Year from Date of Grant [Member]
Stock-Based Compensation [Abstract]
Vesting percentage	25.00%
2015 Equity Incentive Plan [Member] | Board of Director Stock Options [Member]
Stock-Based Compensation [Abstract]
Vesting period	4 years
Award term	10 years